INVESTORS MUNICIPAL CASH FUND
                     INVESTORS MICHIGAN MUNICIPAL CASH FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED AUGUST 1, 1998

                            -------------------------


The following information supplements the disclosure in the "Financial Highlights" section of the Prospectus with respect to Investors Michigan Municipal Cash Fund:

                                                                            April 6, 1998 to
                                                                             March 31, 1999
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                              $1.00
-----------------------------------------------------------------------------------------------
Net investment income                                                               .02
-----------------------------------------------------------------------------------------------
Less dividends declared                                                             .02
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $1.00
-----------------------------------------------------------------------------------------------
Total Return (not annualized)                                                     2.41%
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets after Expense Waiver (annualized):
Expenses                                                                           .75%
-----------------------------------------------------------------------------------------------
Net investment income                                                             2.62%
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets before Expense Waiver (annualized):
Expenses                                                                           .87%
-----------------------------------------------------------------------------------------------
Net investment income                                                             2.50%
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in thousands)                                      $35,625
-----------------------------------------------------------------------------------------------


Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the fund.

June 4, 1999